Fair Value Measurements - Fair Value Measurements - Schedule of Assets Held in Trust Account (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 241,144,179	$ 239,042,295
Liabilities:
PIPE Subscription Agreements liability	16,539,057	15,274,088
Level 1 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	241,144,179	239,042,295
Liabilities:
PIPE Subscription Agreements liability
Level 2 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund
Liabilities:
PIPE Subscription Agreements liability
Level 3 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund
Liabilities:
PIPE Subscription Agreements liability	$ 16,539,057	$ 15,274,088